Notes Payable - Schedule of Fair Value Adjustments and Debt Issuance Costs (Details) - Convertible Notes Mature In April 2025 - Convertible Notes $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Debt Instrument [Line Items]
Liabilities, fair value adjustment	$ 371,951
Cash interest payments | Interest Expense
Debt Instrument [Line Items]
Liabilities, fair value adjustment	5,227
Payment-in-kind (PIK) interest | Interest Expense
Debt Instrument [Line Items]
Liabilities, fair value adjustment	7,851
Instrument specific credit risk | Other Comprehensive Income (Loss)
Debt Instrument [Line Items]
Liabilities, fair value adjustment	(27,164)
Other fair value adjustments | Fair value adjustments on convertible notes
Debt Instrument [Line Items]
Liabilities, fair value adjustment	$ 386,037